EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
EXPENSES BY NATURE
EXPENSES BY NATURE

23.  EXPENSES BY NATURE

The following table presents GFL’s expenses by nature for the periods indicated:

	Year ended December 31,
	2023	2022
Employee benefits	$2,302.2	$2,011.3
Transfer and disposal costs	1,465.1	1,415.2
Interest and other finance costs	627.2	489.3
Depreciation of property and equipment	1,004.4	1,003.9
Amortization of intangible assets	485.3	515.6
Other expenses	843.9	725.9
Transaction costs	78.4	55.0
Acquisition, rebranding and other integration costs	15.3	25.8
Maintenance and repairs	525.9	480.9
Fuel costs	374.7	405.4
(Gain) loss on foreign exchange	(72.9)	217.7
Share-based payments	124.8	55.1
(Gain) loss on sale of property and equipment	(13.1)	4.7
Gain on divestiture	(580.5)	(4.9)
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Other	(23.2)	7.2
Total expenses by nature	$7,261.8	$7,141.3